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                                UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C. 20549

                                   FORM 13F

                             FORM 13F COVER PAGE


Report for the Calendar Year or Quarter Ended September 30, 2000
                                              -----------------

Check here if Amendment [ ]; Amendment Number:
                                               ----

  This Amendment (Check only one.):      [ ] is a restatement.
                                         [ ] adds new holdings entries

Institutional Investment Manager Filing this Report:

Name:    Capital Counsel LLC
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Address: 350 Park Avenue, 11th Floor
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         New York, NY 10022
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Form 13F File Number:  28-05779
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The Institutional Investment Manager filing this report and the person by whom it is signed represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:  Terence S. Greene
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Title: Member
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Phone: 212-350-4520
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Signature, Place, and Date of Signing:

/s/ Terence S. Greene              New York, NY               November 13, 2000
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[Signature]                        [City, State]                 [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check if no holdings reported are in this report, and all holdings are reported in this report and a portion are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

    Form 13F File Number              Name

    28-
       ---------------------------    -----------------------------
    [Repeat as necessary.]



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                              FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:          0
                                            -
Form 13F Information Table Entry Total:     99
                                            --
Form 13F Information Table Value Total:     563,490
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                                            (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

      No.         Form 13F File Number               Name

      01          28 -

      02          28 -

      03          28 -
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
                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
3COM CORP                      COM              885535104     1710    89100 SH       SOLE                    89100
ABBOTT LABORATORIES            COM              002824100      533    11200 SH       SOLE                    11200
ADC TELECOMM                   COM              000886101     3013   112040 SH       SOLE                   112040
ALZA CORP                      COM              022615108     7448    86100 SH       SOLE                    86100
AMERICAN INTERNATL GROUP INC   COM              026874107    19641   205264 SH       SOLE                   205264
AMGEN INC                      COM              031162100     1948    27900 SH       SOLE                    27900
AMSOUTH BANCORPORATION         COM              032165102      171    13710 SH       SOLE                    13710
ARIBA INC.                     COM              04033V104      250     1748 SH       SOLE                     1748
ASPEN TECHNOLOGY INC           COM              045327103     1065    23600 SH       SOLE                    23600
BAKER HUGHES INC               COM              057224107     2141    57666 SH       SOLE                    57666
BANK OF NEW YORK CO INC COM    COM              064057102      213     3800 SH       SOLE                     3800
BESTFOODS                      COM              08658U101      371     5094 SH       SOLE                     5094
BROCADE COMMUNICATIONS SYS INC COM              111621108      486     2060 SH       SOLE                     2060
CARRIER ACCESS CORP            COM              144460102      456    23018 SH       SOLE                    23018
CIRRUS LOGIC INC               COM              172755100      564    14000 SH       SOLE                    14000
CISCO SYS INC                  COM              17275R102     2923    52896 SH       SOLE                    52896
CITIGROUP INC                  COM              172967101      849    15700 SH       SOLE                    15700
COCA COLA CO                   COM              191216100     6880   124805 SH       SOLE                   124805
COMPAQ COMPUTER CORP           COM              204493100      229     8310 SH       SOLE                     8310
COMPUTER ASSOC                 COM              204912109     2695   107008 SH       SOLE                   107008
CONCORD EFS INC                COM              206197105     6883   193800 SH       SOLE                   193800
CYPRESS SEMICONDUCTOR          COM              232806109      354     8528 SH       SOLE                     8528
DALLAS SEMICONDUCTOR CORP      COM              235204104     3111    94620 SH       SOLE                    94620
DANAHER CORP                   COM              235851102     1218    24482 SH       SOLE                    24482
DELL COMPUTER CORP             COM              247025109      908    29469 SH       SOLE                    29469
DENDRITE INTL INC              COM              248239105     3234   120600 SH       SOLE                   120600
DISNEY WALT CO                 COM              254687106    14932   390381 SH       SOLE                   390381
DST SYS INC                    COM              233326107    23415   199278 SH       SOLE                   199278

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
                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
DU PONT E I DE NEMOURS & CO    COM              263534109      854    20599 SH       SOLE                    20599
E M C CORP                     COM              268648102     2929    29546 SH       SOLE                    29546
EQUITY OIL CO                  COM              294749106      242    80000 SH       SOLE                    80000
EXPRESS SCRIPTS INC CL A       COM              302182100     9501   131500 SH       SOLE                   131500
EXXON MOBIL CORPORATION        COM              30231g102     4934    55363 SH       SOLE                    55363
FEDERAL NATL MTG ASSN          COM              313586109     2497    34930 SH       SOLE                    34930
FIRST DATA CORP                COM              319963104    21738   556489 SH       SOLE                   556489
GENERAL ELECTRIC CO            COM              369604103     5608    97219 SH       SOLE                    97219
GILEAD SCIENCES INC            COM              375558103      439     4000 SH       SOLE                     4000
GILLETTE CO                    COM              375766102     5462   176900 SH       SOLE                   176900
HARTE-HANKS INC                COM              416196103    38858  1425972 SH       SOLE                  1425972
HOME DEPOT INC                 COM              437076102      979    18450 SH       SOLE                    18450
HUBBELL INC CLASS A            COM              443510102      258    11000 SH       SOLE                    11000
HUBBELL INC CLASS B            COM              443510201      877    34986 SH       SOLE                    34986
IMS HEALTH INC                 COM              449934108     2963   142800 SH       SOLE                   142800
INTEL CORP                     COM              458140100    60375  1452638 SH       SOLE                  1452638
INTL BUSINESS MACHINES CORP    COM              459200101     1173    10426 SH       SOLE                    10426
JOHNSON & JOHNSON              COM              478160104     1478    15738 SH       SOLE                    15738
JUNIPER NETWORKS INC           COM              48203R104     1199     5476 SH       SOLE                     5476
LITTON INDUSTRIES INC          COM              538021106      760    17000 SH       SOLE                    17000
MACROMEDIA INC                 COM              556100105      916    11340 SH       SOLE                    11340
MARSH & MCLENNAN COS           COM              571748102      335     2520 SH       SOLE                     2520
MARSHALL & ILSLEY CORP         COM              571834100      451     9000 SH       SOLE                     9000
MAXYGEN                        COM              577776107      778    14990 SH       SOLE                    14990
MBNA CORP                      COM              55262L100      354     9193 SH       SOLE                     9193
MC GRAW HILL COMPANIES INC     COM              580645109      638    10036 SH       SOLE                    10036
MEDTRONIC INC                  COM              585055106      258     4979 SH       SOLE                     4979
MELLON FINL CORP               COM              58551A108      629    13560 SH       SOLE                    13560

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
                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------

MERCK & CO INC                 COM              589331107    25813   346775 SH       SOLE                   346775
METTLER - TOLEDO INTL          COM              592688105     2812    63900 SH       SOLE                    63900
MICROSOFT CORP                 COM              594918104     1333    22099 SH       SOLE                    22099
MINNESOTA MINING & MFG CO      COM              604059105     1180    12948 SH       SOLE                    12948
MORGAN J P & CO INC            COM              616880100      750     4591 SH       SOLE                     4591
NORTHERN TRUST CORP            COM              665859104      987    11100 SH       SOLE                    11100
ORACLE CORP                    COM              68389x105      250     3174 SH       SOLE                     3174
PALM                           COM              696642107     6996   132147 SH       SOLE                   132147
PEPSICO INC                    COM              713448108    12766   277518 SH       SOLE                   277518
PERKINELMER INC                COM              714046109      324     3100 SH       SOLE                     3100
PFIZER INC                     COM              717081103      461    10248 SH       SOLE                    10248
PITNEY BOWES                   COM              724479100      473    12000 SH       SOLE                    12000
PLANTRONICS INC NEW            COM              727493108     3059    80500 SH       SOLE                    80500
PRESIDENTIAL LIFE CORP         COM              740884101      747    50000 SH       SOLE                    50000
PROCTER & GAMBLE CO            COM              742718109      619     9234 SH       SOLE                     9234
PROLOGIS TR SH BEN INT         COM              743410102      344    14500 SH       SOLE                    14500
SANMINA CORP                   COM              800907107     1065    11380 SH       SOLE                    11380
SCHERING PLOUGH CORP           COM              806605101      572    12302 SH       SOLE                    12302
SOLECTRON CORP                 COM              834182107    71713  1554748 SH       SOLE                  1554748
STATE STREET CORP              COM              857477103    87564   673573 SH       SOLE                   673573
STILWELL FINANCIAL             COM              860831106     8765   201500 SH       SOLE                   201500
STRYKER CORP                   COM              863667101     1391    32400 SH       SOLE                    32400
SYKES ENTERPRISES INC          COM              871237103      648   120600 SH       SOLE                   120600
THOMAS & BETTS CORP            COM              884315102      303    17400 SH       SOLE                    17400
TRANSACTION SYS ARCHITECTS     COM              893416107      335    20600 SH       SOLE                    20600
TRIBUNE CO                     COM              896047107      262     6000 SH       SOLE                     6000
TYCO INTL LTD NEW              COM              902124106     3306    63728 SH       SOLE                    63728
UNIGRAPHICS SOLUTIONS INC      COM              904928108     5311   270600 SH       SOLE                   270600

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
                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
UNITED PARCEL SERVICE          COM              911312106    13699   243000 SH       SOLE                   243000
WAL MART STORES INC            COM              931142103     1048    21776 SH       SOLE                    21776
WALGREEN CO                    COM              931422109      321     8464 SH       SOLE                     8464
XILINX INC                     COM              983919101    17707   206800 SH       SOLE                   206800
EQUITY INV FD UNIT 2ND S & P                    294700422       46    15047 SH       SOLE                    15047
BP AMOCO PLC ADR               ADR              055622104     5105    96321 SH       SOLE                    96321
ELSEVIER N V SPONSORED ADR     ADR              290259100      318    14000 SH       SOLE                    14000
REUTERS GROUP PLC ADR          ADR              76132M102     4976    44278 SH       SOLE                    44278
SAP AKTIENGESELLSCHAFT ADR     ADR              803054204     1734    28200 SH       SOLE                    28200
SCHLUMBERGER LTD COM           ADR              806857108     1082    13150 SH       SOLE                    13150
TELEFONOS DE MEXICO S A ADR CV ADR              879403780      213     4000 SH       SOLE                     4000
VODAPHONE GROUP PLC            ADR              92857W100     1316    35567 SH       SOLE                    35567
BELLE MEADE ASSOCIATES, L.P                     bma001999      422  431.406 SH       SOLE                  431.406
NORTHERN INTL GROWTH EQUITY FD                  665162509      157 11895.387SH       SOLE                11895.387
SOLECTRON PUT OPTION @ 50.00                    8341829MJ       75    10000 SH       SOLE                    10000